UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

	Shares	Value

Common Stocks—97.3%

Consumer Discretionary—22.7%

Auto Components—0.7%
Delphi Automotive plc	55,460	$4,330,317

Hotels, Restaurants & Leisure—3.9%
Domino’s Pizza, Inc.	79,350	9,033,204

Jack in the Box, Inc.	48,890	4,644,550

Marriott International, Inc., Cl. A	42,170	3,061,964

Norwegian Cruise Line Holdings Ltd.[1]	109,020	6,805,028

		23,544,746

Household Durables—1.7%
DR Horton, Inc.	103,740	3,080,040

Harman International Industries, Inc.	2,480	266,997

Mohawk Industries, Inc.[1]	35,100	7,075,809

		10,422,846

Leisure Products—0.7%
Hasbro, Inc.	55,250	4,350,385

Multiline Retail—1.9%
Dollar Tree, Inc.[1]	152,690	11,914,401

Specialty Retail—9.2%
L Brands, Inc.	98,130	7,921,053

O’Reilly Automotive, Inc.[1]	58,320	14,014,879

Ross Stores, Inc.	183,780	9,769,745

Tractor Supply Co.	101,440	9,385,229

Ulta Salon, Cosmetics & Fragrance, Inc.[1]	58,860	9,772,526

Williams-Sonoma, Inc.	58,860	4,983,088

		55,846,520

Textiles, Apparel & Luxury Goods—4.6%
Carter’s, Inc.	57,540	5,835,132

Hanesbrands, Inc.	339,778	10,543,311

Under Armour, Inc., Cl. A1	119,370	11,857,022

		28,235,465

	Shares	Value

Consumer Staples—7.7%

Beverages—2.9%
Constellation Brands, Inc., Cl. A	71,540	$8,586,231

Monster Beverage Corp.[1]	59,450	9,128,548

		17,714,779

Food & Staples Retailing—1.1%
Kroger Co. (The)	170,930	6,707,293

Food Products—3.7%
Blue Buffalo Pet Products, Inc.[1]	39,700	1,109,218

Hain Celestial Group, Inc. (The)[1]	102,210	6,948,236

Hormel Foods Corp.	86,120	5,099,165

WhiteWave Foods Co. (The), Cl. A1	176,110	9,090,798

		22,247,417

Energy—2.4%

Energy Equipment & Services—0.9%
Cameron International Corp.[1]	59,640	3,009,434

Patterson-UTI Energy, Inc.	158,280	2,609,246

		5,618,680

Oil, Gas & Consumable Fuels—1.5%
Concho Resources, Inc.[1]	70,640	7,527,399

Memorial Resource Development Corp.[1]	92,524	1,415,617

		8,943,016

Financials—8.5%

Capital Markets—1.7%
Affiliated Managers Group, Inc.[1]	22,010	4,575,879

Lazard Ltd., Cl. A2	103,280	5,722,745

		10,298,624

Commercial Banks—3.8%
First Republic Bank	98,230	6,266,092

Signature Bank[1]	57,890	8,428,205

SVB Financial Group[1]	59,160	8,465,796

		23,160,093

1	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Financial Services—0.6%
Moody’s Corp.	34,782	$ 3,840,976

Real Estate Investment Trusts (REITs)—0.5%
Equinix, Inc.	10,740	2,995,493

Real Estate Management & Development—1.9%
CBRE Group, Inc., Cl. A1	141,327	5,366,186

Jones Lang LaSalle, Inc.	35,070	6,243,863

		11,610,049

Health Care—17.2%

Biotechnology—2.8%
Alnylam Pharmaceuticals, Inc.[1]	31,360	3,996,205

BioMarin Pharmaceutical, Inc.[1]	32,840	4,803,507

Incyte Corp.[1]	77,940	8,127,583

		16,927,295

Health Care Equipment & Supplies—3.3%
Cooper Cos., Inc. (The)	30,970	5,481,690

DexCom, Inc.[1]	73,960	6,260,714

Edwards Lifesciences Corp.[1]	53,610	8,157,297

		19,899,701

Health Care Providers & Services—7.9%
AmerisourceBergen Corp., Cl. A	74,320	7,859,340

Centene Corp.[1]	139,170	9,759,992

MEDNAX, Inc.[1]	53,500	4,528,240

Team Health Holdings, Inc.[1]	115,620	7,793,944

Universal Health Services, Inc., Cl. B	61,800	8,975,214

VCA, Inc.[1]	145,790	8,970,459

		47,887,189

Health Care Technology—0.5%
Cerner Corp.[1]	44,690	3,205,167

Life Sciences Tools & Services—2.2%
Illumina, Inc.[1]	34,775	7,626,158

Quintiles Transnational Holdings, Inc.[1]	76,360	5,858,339

		13,484,497

	Shares	Value

Pharmaceuticals—0.5%
Jazz Pharmaceuticals plc[1]	17,650	$ 3,393,036

Industrials—14.8%

Aerospace & Defense—1.9%
Hexcel Corp.	63,210	3,279,967

TransDigm Group, Inc.[1]	35,840	8,110,592

		11,390,559

Building Products—2.3%
A.O. Smith Corp.	102,340	7,350,059

Lennox International, Inc.	55,140	6,510,380

		13,860,439

Electrical Equipment—1.9%
Acuity Brands, Inc.	57,000	11,467,830

Industrial Conglomerates—1.1%
Carlisle Cos., Inc.	69,940	7,082,124

Machinery—5.0%
Middleby Corp. (The)[1]	79,520	9,757,104

Snap-on, Inc.	59,330	9,777,584

Wabtec Corp.	106,510	10,777,747

		30,312,435

Professional Services—2.1%
Equifax, Inc.	59,990	6,126,778

Verisk Analytics, Inc., Cl. A1	87,380	6,825,252

		12,952,030

Trading Companies & Distributors—0.5%
HD Supply Holdings, Inc.[1]	89,200	3,193,360

Information Technology—19.0%

Communications Equipment—1.6%
Palo Alto Networks, Inc.[1]	53,030	9,854,565

Electronic Equipment, Instruments, & Components—0.1%
Fitbit, Inc., Cl. A1	16,120	767,312

Internet Software & Services—3.6%
Akamai Technologies, Inc.[1]	107,020	8,209,504

CoStar Group, Inc.[1]	44,170	8,890,979

2	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Internet Software & Services (Continued)

LinkedIn Corp., Cl. A1	23,830	$ 4,843,686

		21,944,169

IT Services—2.3%
Fiserv, Inc.[1]	82,660	7,179,848

Global Payments, Inc.	61,270	6,867,754

		14,047,602

Semiconductors & Semiconductor Equipment—3.1%
Avago Technologies Ltd., Cl. A	35,093	4,391,538

Lam Research Corp.	67,870	5,217,167

NXP Semiconductors NV1	42,298	4,102,483

Skyworks Solutions, Inc.	56,960	5,449,363

		19,160,551

Software—8.3%
Activision Blizzard, Inc.	185,930	4,795,135

Electronic Arts, Inc.[1]	100,870	7,217,249

Fortinet, Inc.[1]	173,760	8,295,302

Mobileye NV1	50,880	3,057,888

Red Hat, Inc.[1]	38,860	3,073,049

ServiceNow, Inc.[1]	112,020	9,017,610

Tableau Software, Inc., Cl. A1	73,830	7,732,954

Ultimate Software Group, Inc. (The)[1]	38,580	7,106,822

		50,296,009

Materials—3.7%

Chemicals—1.2%
Sherwin-Williams Co. (The)	26,620	7,393,971

Construction Materials—1.3%
Vulcan Materials Co.	83,720	7,620,194

Containers & Packaging—1.2%
Sealed Air Corp.	141,040	7,499,097

	Shares	Value

Telecommunication Services—1.3%

Wireless Telecommunication Services—1.3%
SBA Communications Corp., Cl. A1	63,870	$7,710,386

Total Common Stocks (Cost $444,738,067)		593,130,618

Investment Company—3.8%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%[3,4] (Cost $22,977,546)	22,977,546	22,977,546

Total Investments, at Value (Cost $467,715,613)	101.1%	616,108,164

Net Other Assets (Liabilities)	(1.1)	(6,974,174)

Net Assets	100.0%	$609,133,990

3	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares July 31, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	15,491,799	199,736,127	192,250,380	22,977,546

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$22,977,546	$14,816

4. Rate shown is the 7-day yield at period end.

4	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

1. Organization

Oppenheimer Discovery Mid Cap Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when

5	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

6	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

7	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$ 138,644,680	$ —	$ —	$ 138,644,680
Consumer Staples	46,669,489	—	—	46,669,489
Energy	14,561,696	—	—	14,561,696
Financials	51,905,235	—	—	51,905,235
Health Care	104,796,885	—	—	104,796,885
Industrials	90,258,777	—	—	90,258,777
Information Technology	116,070,208	—	—	116,070,208
Materials	22,513,262	—	—	22,513,262
Telecommunication Services	7,710,386	—	—	7,710,386
Investment Company	22,977,546	—	—	22,977,546

Total Assets	$ 616,108,164	$ —	$ —	$ 616,108,164

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s Investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund.

The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

8	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$469,092,411

Gross unrealized appreciation	$149,001,754
Gross unrealized depreciation	(1,986,001)

Net unrealized appreciation	$147,015,753

9	OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/9/2015